Investment and return - Schedule of Cash Resources and Other Financial Assets (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents
Cash at bank and in hand	€ 3,241	€ 2,862
Short-term deposits	2,436	1,181
Other cash equivalents	459	116
Cash and cash equivalents	6,136	4,159
Other financial assets
Financial assets at amortised cost	736	961
Financial assets at fair value through other comprehensive income	0	151
Financial assets at fair value through profit or loss:
Other current financial assets	1,330	1,731
Current financial assets	7,466	5,890
Financial assets at fair value through profit or loss:
Financial assets at amortised cost	526	454
Financial assets at fair value through other comprehensive income	600	458
Non-current financial assets at fair value through profit or loss:
Other non-current financial assets	1,571	1,386
Non-Current financial assets	1,571	1,386
Other financial assets
Financial assets at amortised cost	1,262	1,415
Financial assets at fair value through other comprehensive income	600	609
Financial assets at fair value through profit or loss
Other financial assets	2,901	3,117
Total	9,037	7,276
Movement of equity investments	64	(39)
Assets in trust fund benefit obligations	30	33
Investment option over non controlling interest in subsidiary	27	31
Derivatives
Financial assets at fair value through profit or loss:
Current financial assets at fair value through profit or loss	149	37
Non-current financial assets at fair value through profit or loss:
Non-current financial assets at fair value through profit or loss	68	75
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	217	112
Other
Financial assets at fair value through profit or loss:
Current financial assets at fair value through profit or loss	445	582
Non-current financial assets at fair value through profit or loss:
Non-current financial assets at fair value through profit or loss	377	399
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	822	981
Judicial Deposit
Financial assets at fair value through profit or loss:
Financial assets at amortised cost	€ 196	€ 227